Capital and reserve	12 Months Ended
Jun. 30, 2021
Capital and reserve
Capital and reserve

17    Capital and reserve

(a)	Share capital and share premium

	2019	2020	2021
At June 30 par value USD0.0001‑authorized	1,000,000,000	1,000,000,000	1,000,000,000

-issued and outstanding	412,450,256	412,450,256	412,450,256

All ordinary shares rank equally.

(i)	Ordinary shares

Holders of these shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company.

In March 2012, in connection with a private placement by a third-party investor, the Board resolved to increase the authorized ordinary shares from 360,000,000 shares to 365,000,000 shares. Concurrently, 5,000,000 newly authorized ordinary shares were issued to Maxida International Company Limited (“Maxida”). The Company received cash proceeds of USD3,000 (equivalent to RMB18,867) from Maxida in exchange for 1.4% equity interest in the Company.

In December 2014, the Board resolved to increase the authorized ordinary shares from 365,000,000 shares to 1,000,000,000 shares.

In July 2015, the Company completed an IPO in the US market, in which the Company issued 2,858,000 American depositary shares, or ADSs (equal to 45,728,000 ordinary shares), at a public offering price of US$7 per ADS. Each ADS represents 16 ordinary shares, par value USD0.0001 per share.

In September 2015, the Company granted 480,000 restricted shares to a consultant as a consideration for its service rendered. Per valuation of the restricted shares, the fair value of 480,000 shares is USD229 (equivalent to RMB1,459).

On December 15, 2017, all the warrants issued to the underwriter were exercised into 77,641 ADSs (equal to 1,242,256 ordinary shares).

(ii)	Share premium

Share premium relates to the following issuances of the Company’s ordinary shares:

(1)	Share deficit of RMB236 for ordinary shares issued by the Company to Mr. Feng for nil consideration upon the Company’s incorporation in 2011.
(2)	The capital contributed by Maxida in excess of the par value of the ordinary shares issued in the private placement of RMB18,864 in 2012.
(3)	The gross proceeds of RMB122,369 received from IPO deducting the issuance cost of RMB9,551 and par value of ordinary shares issued to public of RMB28, with net proceed of RMB112,790 in July, 2015.
(4)	The fair value of warrants issued to the underwriter of RMB1,707 upon completion of IPO. On December 15, 2017, all the warrants issued to the underwriter were exercised into 77,641 ADSs (equal to 1,242,256 ordinary shares).
(5)	The fair value of restricted shares issued to consultant in September, 2015, in excess of par value of ordinary shares issued of RMB1,459.
(iii)	Contributed capital

Contributed capital represented the following capital transactions with the Company’s shareholders:

(1)	Upon completion of the IPO restructure in October 2014, contributed capital arose from below transactions:

-    The contributions of the registered capital of 100% of Foreign Language and 60% of Experimental High made by Mr. Feng totaling RMB82,800.

-    The consideration of RMB110,000 made by Mr. Feng for the acquisition of 80% equity interest in Tianma Experimental.

-    The share capital of HKD10 (equivalent to RMB9) contributed by Mr. Feng upon incorporation of Hailiang HK.

-    RMB32,906 arising from acquisition of non-controlling interests. In November 2011, Mr. Feng acquired 40% registered capital equity interest in Experimental High and 20% registered capital equity interest in Tianma Experimental from Mr. Meng, the non-controlling shareholder of both schools for cash considerations of RMB35,000 and RMB6,000, respectively. Upon the acquisitions, Mr. Feng became the sole sponsor of Experimental High and Tianma Experimental and owned 100% registered capital equity interest in each of the two schools. The non-controlling interests’ proportionate shares of the net identifiable assets of Experimental High and Tianma Experimental on the date of the acquisitions were RMB28,790 and RMB4,116, respectively. The aggregate cash consideration of RMB41,000 paid by Mr. Feng for the acquisitions was recorded in contributed capital. The difference between the cash consideration paid of RMB41,000 and the total carrying amount of the non-controlling interests of RMB32,906, which amounted to RMB8,094, was charge to deduct contributed capital within equity.

-    The capital contributions of RMB139,980 paid by Mr. Feng upon incorporation of Hailiang Management.

-    Cash consideration of RMB139,800 paid to Mr. Feng for the transfer of 100% registered capital equity interest in each of the Foreign Language, Experimental High and Tianma Experimental.

(2)	Capital contribution of RMB10,000 from Hailiang Investment, a related party controlled by Mr. Feng, through waiving liability during the year ended June 30, 2017.
(3)	Capital contribution of RMB139 from Beize Group through subscribing 0.1% registered capital of Hailiang Management during the year ended June 30, 2019.
(4)	Deemed capital contribution of RMB15,000 from Mr. Feng, through payment of awards to the Group’s outstanding teachers to recognize their outstanding performance and contributions during the year ended June 30, 2019.
(5)	As mentioned in note 21, the consolidated financial statements of the Group have been restated as a result of the business combinations involving the entities under common control during the year ended June 30, 2021, and the total cash consideration of RMB56,866 was recorded as deduction of contribution capital within total shareholders’ equity. The share capital of the combining entities amounting to RMB1,000 for each of combining entities was recognized in contributed capital for the relevant period from the earliest date presented or since the date when combining entities or businesses first came under common control.
(6)	Waiving liabilities from non-controlling shareholders of RMB1,816 represent liabilities waived by non-controlling shareholders of Zhenjiang Jianghe High School of Art, therefore, the Group recorded an increase to “contributed capital” during the year ended June 30, 2021.

(b)   Reserves

(i)	Statutory reserve

As stipulated by relevant PRC laws and regulations, the Company’s subsidiaries and affiliated entities in the PRC must take appropriations from after-tax profit to non-distributive funds. These reserves include general reserve and the development reserve.

The general reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of the PRC company’s registered capital. Other reserve is set aside at the Company’s discretion. These reserves can only be used for general enterprise expansion and are not distributable as cash dividends. The general reserve as of June 30, 2020 and 2021 was RMB63,239 and RMB93,983, respectively.

Each of the schools is required to appropriate 25% of its after-tax profits to a non-distributable education development reserve, which could only be used for school construction, maintenance and upgrade of educational equipment in accordance with the Law of Promoting Private Education. The development reserve is restricted net assets of the schools which are un-distributable to the Company in the form of dividends or loans. The education development reserve as of June 30, 2020 and 2021 was RMB319,034 and RMB341,438, respectively.

(ii)	Translation reserve

The translation reserve comprises foreign currency differences arising from the translation of the financial statements of the Company and its subsidiaries into the presentation currency.

(c)   Dividends

No dividends were declared or paid by the Company during the years ended June 30, 2019, 2020 and 2021.